LONG-TERM INVESTMENTS AND OTHER ASSETS (Narrative) (Details) shares in Millions, $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($) shares
Number of shares of investment sold | shares	43.7
Proceeds from sale of investment	$ 76.5
Loss on Sale of Investments	2.0
Tidewater Midstream and Infrastructure Inc. [Member]
Proceeds from sale of investment	$ 63.4